Debt, cash and cash equivalents and lease liabilities - Summary of Debt by Interest Rate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial instruments by type of interest rate [line items]
Cash and cash equivalents	€ (13,915)	€ (9,427)	€ (6,925)	€ (10,315)
Net debt	8,790	15,107	17,628
Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 22,562
Debt percent	100.00%
Net debt	€ 8,647
Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 21,978
Debt percent	97.00%
Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 584
Cash and cash equivalents	€ (13,915)
Debt percent	3.00%
Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 22,703
Cash and cash equivalents	€ (13,841)	€ (9,461)	€ (6,958)
Debt percent	100.00%	100.00%	100.00%
Net debt	€ 8,862	€ 15,186	€ 17,714
Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 20,713
Debt percent	91.00%	88.00%	76.00%
Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 1,990
Debt percent	9.00%	12.00%	24.00%
2021 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 2,768
Net debt	(11,147)
2021 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,280
2021 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	488
Cash and cash equivalents	(13,915)
2021 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,852
Cash and cash equivalents	(13,847)
Net debt	(10,995)
2021 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,358
2021 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	494
2022 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,773
Net debt	2,773
2022 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,700
2022 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	73
2022 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,830
Cash and cash equivalents	6
Net debt	2,836
2022 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,357
2022 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,473
2023 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	3,575
Net debt	3,575
2023 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	3,569
2023 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	6
2023 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	3,575
Net debt	3,575
2023 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	3,569
2023 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	6
2024 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	602
Net debt	602
2024 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	600
2024 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	2
2024 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	602
Net debt	602
2024 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	600
2024 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	2
2025 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,756
Net debt	1,756
2025 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,750
2025 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	6
2025 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,756
Net debt	1,756
2025 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,750
2025 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	6
2026 and later | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	11,088
Net debt	11,088
2026 and later | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	11,079
2026 and later | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	9
2026 and later | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	11,088
Net debt	11,088
2026 and later | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	11,079
2026 and later | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	9
Euro | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	9,547
Euro | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	18,703
Euro | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	35
Cash and cash equivalents	(9,192)
Euro | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	13,725	€ 17,691	€ 16,511
Euro | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	17,752
Euro | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	415
Cash and cash equivalents	4,442
US dollar | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	(933)
US dollar | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	3,275
US dollar | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	69
Cash and cash equivalents	(4,278)
US dollar | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	(3,304)	€ (813)	€ 2,197
US dollar | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,960
US dollar | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	69
Cash and cash equivalents	6,333
Japanese yen | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	0
Japanese yen | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	214
Japanese yen | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	215
Singapore dollar | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	(1)
Singapore dollar | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	(2,250)
Singapore dollar | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Cash and cash equivalents	€ 2,250